SHAREHOLDER'S CAPITAL - Option Activity (Details)	12 Months Ended
Dec. 31, 2025 Option $ / shares shares
SHAREHOLDER'S CAPITAL
Number of share options outstanding at beginning of period | Option	22,533,042
Number of share options exercised | Option	(245,540)
Number of share options cancelled | shares	0
Number of share options outstanding at end of period | Option	22,287,502
Number of vested share options | Option	16,799,502
Weighted average exercise price of share options outstanding at beginning of period (US$ per share) | $ / shares	$ 32.98
Weighted average exercise price of share options exercised (US$ per share) | $ / shares	22.8
Weighted average exercise price of share options outstanding at end of period (US$ per share) | $ / shares	33.09
Weighted average exercise price of vested share options (US$ per share) | $ / shares	$ 32.81